Goodwill (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2022 are as follows:

	Testing, Inspection and Certification		Software and Advisory	Total
(in millions)	Industrial	Consumer
Balance at December 31, 2021(a)	$302	$250	$69	$621
Acquisitions	12	30	—	42
Effect of changes in foreign exchange rates	(3)	(10)	(3)	(16)
Balance at December 31, 2022(a)	$311	$270	$66	$647
Acquisitions	11	—	2	13
Measurement period adjustments	—	(4)	—	(4)
Divestitures	—	(1)	—	(1)
Effect of changes in foreign exchange rates	1	2	2	5
Impairment	—	(37)	—	(37)
Balance at December 31, 2023(a)	$323	$230	$70	$623
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(a)Net of accumulated impairment losses of $166 million as of December 31, 2023 and $129 million as of both December 31, 2022 and December 31, 2021.
Changes in the carrying amount of goodwill for the six months ended June 30, 2024 were as follows:

	Testing, Inspection and Certification		Software and Advisory	Total
(in millions)	Industrial	Consumer
Balance at December 31, 2023(a)	$323	$230	$70	$623
Acquisitions	11	—	—	11
Effect of changes in foreign exchange rates	(2)	(3)	(1)	(6)
Balance at June 30, 2024(a)	$332	$227	$69	$628
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(a)Net of accumulated impairment losses of $137 million as of June 30, 2024 and $166 million as of December 31, 2023.